Long-Term Investments (Details)					1 Months Ended									12 Months Ended
	Jun. 30, 2023 USD ($) shares	Jun. 30, 2023 CNY (¥) shares	Mar. 24, 2022 USD ($)	Mar. 24, 2022 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Apr. 30, 2022 USD ($)	Apr. 30, 2022 CNY (¥)	Oct. 31, 2021 USD ($)	Oct. 31, 2021 CNY (¥)	May 31, 2021 USD ($)	Feb. 28, 2021 USD ($)	Jan. 31, 2021 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 13, 2023	Jun. 30, 2020 USD ($)
Long-Term Investments (Details) [Line Items]
Gain (loss) from equity method investments																$ 580,816	$ (4,320)
Consideration															$ 27,106,447
Gain (loss) from equity method investments																580,816	(4,320)
Investment in wuhan qiyunshilian																	77,015
Cash consideration received														30,000,000
Equity interest amount																22,395	23,232
Wuhan Qiyunshilian Technology Co Ltd [Member]
Long-Term Investments (Details) [Line Items]
Equity interest in subsidiary percentage													51.00%					100.00%
Variable Interest Entity [Member] | Beijing Deran Technology Co Ltd [Member]
Long-Term Investments (Details) [Line Items]
Equity interest in subsidiary percentage			51.00%	51.00%
Beijing Deran [Member]
Long-Term Investments (Details) [Line Items]
Acquire equity interest											33.38%
Investment amount											$ 378,279
Outstanding investment payable																	387,975
Gain (loss) from equity method investments																8,166	$ 4,320
Hongxin Wanda [Member]
Long-Term Investments (Details) [Line Items]
Acquire equity interest							15.00%	15.00%	15.00%	15.00%
Investment amount							$ 12,779,998	¥ 82,500,000	$ 12,779,998	¥ 82,500,000
Gain (loss) from equity method investments																$ 368,178
Equity interest transferred percentage	15.00%	15.00%
Consideration cash	$ 12,128,860	¥ 87,950,000
Fund shares (in Shares) | shares	175,900,000	175,900,000
Wuhan Qiyunshilian Technology Co Ltd [Member]
Long-Term Investments (Details) [Line Items]
Investment in wuhan qiyunshilian													$ 77,015
Equity interest Percentage																15.00%	15.00%
Equity interest amount																$ 22,395	$ 23,232
Wuhan Qiyunshilian Technology Co Ltd [Member] | Variable Interest Entity [Member]
Long-Term Investments (Details) [Line Items]
Equity interest transferred percentage												36.00%
Cash consideration received												$ 54,364
Equity interest Percentage																15.00%	15.00%
Shanghai Jiani Jiarui Enterprise [Member]
Long-Term Investments (Details) [Line Items]
Equity interest transferred percentage	15.00%	15.00%
Secured Debt [Member] | Beijing Deran [Member]
Long-Term Investments (Details) [Line Items]
Investment amount											$ 756,558
Business Combination [Member]
Long-Term Investments (Details) [Line Items]
Percentage of equity interest agreed to transfer			17.62%	17.62%
Consideration							$ 830,324
Acquisition date remeasured fair value																$ 996,954
Business Combination [Member] | Beijing Deran [Member]
Long-Term Investments (Details) [Line Items]
Acquisition date remeasured fair value			$ 996,954
Business Combination [Member] | Beijing Deran [Member] | Variable Interest Entity [Member]
Long-Term Investments (Details) [Line Items]
Percentage of equity interest agreed to transfer			17.62%	17.62%
Business Combination [Member] | Wuhan Qiyunshilian Technology Co Ltd [Member]
Long-Term Investments (Details) [Line Items]
Percentage of equity interest agreed to transfer	85.00%				85.00%									85.00%
Beijing Deran Baijia Yun [ Member] | Variable Interest Entity [Member]
Long-Term Investments (Details) [Line Items]
Consideration			$ 830,324
Beijing Deran [Member]
Long-Term Investments (Details) [Line Items]
Consideration			830,324	¥ 5,286,676
Gain (loss) from equity method investments			$ 203,473
Wuhan Qiyunshilian Technology Co Ltd [Member]
Long-Term Investments (Details) [Line Items]
Consideration					$ 68,953	¥ 500,000